Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 09, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2014
Prospectus Date	rr_ProspectusDate	Oct. 09, 2014
Changing Parameters Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	nlfun_SupplementTextBlock

Changing Parameters Fund

(a series of the Northern Lights Fund Trust)

CPMPX

Supplement dated October 9, 2014 to the Prospectus

dated November 29, 2013

The purpose of this supplement is to describe the maximum amount of permitted borrowing of the Changing Parameters Fund (the “Fund”).  Effective immediately, the following replaces the first full paragraph under Principal Investment Strategies on page 1 of the Statutory Prospectus:

The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed income securities (which may include common stocks, bonds, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs"), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The ETFs and other investment companies are referred to as “Underlying Funds” in this prospectus. The Fund may borrow amounts of up to 331⁄3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Portfolio’s adviser deems it advisable and to increase liquidity to meet redemption requests.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional information dated November 29, 2013, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-618-3456.

Please retain this Supplement for future reference.

Changing Parameters Fund | Changing Parameters Fund Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CPMPX